Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Net Sales and Operating Income by Reportable Segment

The following summarizes the Company’s net sales and operating income by reportable segment:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Net sales
Foodservice	$849,933	$886,095	$829,563
Retail	409,612	395,941	399,621
Convenience	229,837	201,845	159,659
Industrial	78,877	127,730	188,784

Total	$1,568,259	$1,611,611	$1,577,627

Operating income
Foodservice	$168,266	$134,287	$70,592
Retail	38,331	28,543	13,488
Convenience	38,925	29,776	18,230
Industrial	3,080	2,767	1,998
Unallocated corporate expenses, net	(64,609)	(44,966)	(28,229)

Total	$183,993	$150,407	$76,079

Summary of Net Sales by Product Category

Net sales by product category were as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Net sales
Sandwiches	$474,085	$455,107	$412,009
Sandwich components	572,646	630,928	610,780
Other entrées and snacks	521,528	525,576	554,838

Total	$1,568,259	$1,611,611	$1,577,627